Cover Page	Jan. 30, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 30, 2025
Entity Registrant Name	Baker Hughes Company
Entity Incorporation, State or Country Code	DE
Entity File Number	1-38143
Entity Tax Identification Number	81-4403168
Entity Address, Address Line One	575 N. Dairy Ashford Rd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079-1121
City Area Code	713
Local Phone Number	439-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BKR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001701605
Amendment Flag	false
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BKR
Security Exchange Name	NASDAQ
5.125 Senior Notes due 2040 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc. [Domain]
Cover [Abstract]
Title of 12(b) Security	5.125% Senior Notes due 2040 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc.
Trading Symbol	BKR40
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	5.125% Senior Notes due 2040 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc.
Trading Symbol	BKR40
Security Exchange Name	NASDAQ